Schedule of Amounts Recognized on Acquisition (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021	May 14, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	₪ 1,560	₪ 5,210
Trade and other receivables	1,936	20,452
Inventory	2,631	22,788
Property, plant and equipment and right-of-use asset	1,934	6,267
Financial liabilities	(3,237)	(3,583)
Loan to non-controlling interest	2,598	5,119
Lease liability		(2,650)
Total identifiable net assets	(1,337)	(6,509)
Restricted cash	196	586
Deferred tax assets		1,056
Goodwill	150	329
Short term loans		(699)
Current maturities	(75)	(93)
Trade and other payable	(7,524)	(50,670)
Liabilities in respect of employee benefits	(383)	₪ (383)
Financial assets measured at fair value through profit or loss	47
Overdraft	₪ (1,170)
Cannolam Ltd [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents			₪ 387
Trade and other receivables			1,790
Rights to agricultural produce			10,200
Inventory			237
Property, plant and equipment and right-of-use asset			3,204
Financial liabilities			(2,462)
Loan to non-controlling interest			(1,296)
Lease liability			(2,039)
Total identifiable net assets			10,021
Total identifiable net assets and liabilities			22,138
Goodwill			₪ 22,138